CONSOLIDATED INTERIM STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Non-current assets Abstract
Intangible assets	$ 1,098	$ 1,181
Property, plant and equipment	2,429	2,515
Derivative financial instruments	8	2
Deferred tax assets	54	62
Employee benefit assets	15	15
Other non-current assets	66	64
Non-current assets	3,670	3,839
Current assets
Inventories	584	509
Trade and other receivables	756	467
Contract assets	280	267
Income tax receivable	32	34
Derivative financial instruments	58	41
Cash, cash equivalents and restricted cash	189	522
Total current assets	1,899	1,840
TOTAL ASSETS	5,569	5,679
Equity attributable to owners of the parent
Equity share capital	7	7
Share premium	5,989	5,989
Other reserves	(5,696)	(5,707)
Retained earnings	(1,058)	(972)
Equity attributable to owners of parent	(758)	(683)
Non-controlling interests	8	8
TOTAL EQUITY	(750)	(675)
Non-current liabilities
Borrowings	4,213	4,301
Employee benefit obligations	144	152
Derivative financial instruments.	16	20
Deferred tax liabilities	116	117
Other liabilities and provisions	35	35
Non-current liabilities	4,524	4,625
Current liabilities
Borrowings	131	118
Interest payable	12	18
Derivative financial instruments	34	17
Trade and other payables	1,575	1,539
Income tax payable	25	27
Other liabilities and provisions	18	10
Current liabilities	1,795	1,729
TOTAL LIABILITIES	6,319	6,354
TOTAL EQUITY and LIABILITIES	$ 5,569	$ 5,679